DEBT (Details Narrative) - Warrant Purchase Agreement [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 13, 2020	May 31, 2020	Apr. 30, 2020	Dec. 30, 2020
Senior convertible debenture issued	$ 15,100	$ 16,100
Additional convertible debenture funded			$ 1,000
Debenture convertible conversion price	$ 0.20
Aggregate of subordinate voting shares	80,400
Subordinate voting exercise price per share	$ 0.28
Financing yield amount	$ 11,500
Repayment of financing received amount	3,800
Transaction related expense	$ 600
Debt instrument, interest rate	5.50%
Debt instrument maturity date	Oct. 31, 2023
Convertible debenture amount				$ 75
Conversion of convertible subordinate shares				375